Consolidated Balance Sheets (Parentheticals) - $ / shares	Oct. 31, 2024	Oct. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00195	$ 0.00195
Ordinary shares, authorized	150,000,000	150,000,000
Ordinary shares, issued	11,011,389	312,739
Ordinary shares, outstanding	11,011,389	312,739